Calculation of Loss Per Share (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Numerator:
Net loss attributable to ordinary shareholders before accretion on redeemable noncontrolling interest	$ (13,961,007)	(86,622,470)	(526,261,572)	(514,002,092)
Accretion on redeemable noncontrolling interest	(3,396,955)	(21,076,744)	0	0
Net loss attributable to holders of ordinary shares	$ (17,357,963)	(107,699,214)	(526,261,572)	(514,002,092)
Denominator:
Denominator for basic and diluted loss per share - weighted-average shares outstanding	23,164,695	23,164,695	23,174,823	24,494,046
Loss per share - Basic and diluted	$ (0.75)	(4.65)	(22.71)	(20.98)